STOCK BENEFIT PLANS (Tables)	12 Months Ended
Jun. 30, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Information Related to Outstanding Options

The following table presents information related to the outstanding options:

	Officers’ and Employees’ Stock Options	Directors’ Stock Options	Weighted- Average Exercise Price
Outstanding, June 30, 2016	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2017	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	—	—

Outstanding, June 30, 2018	77,019	37,500	$16.20
Granted	—	—
Exercised	—	—
Forfeited	77,019	37,500

Outstanding, June 30, 2019	—	—

Exercisable at year-end	—	—

Available for future grant	—	—

Schedule of ESOP Shares

The following table presents the components of the ESOP shares as of June 30, 2019 and 2018.

	2019	2018
Allocated shares	146,163	153,178
Unallocated shares	170,759	179,086

Total ESOP shares	316,922	332,264

Fair value of unallocated ESOP shares	$2,988,283	$2,963,873